INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	2023	2024
SIM cards and prepaid vouchers	791	676
Others (each below Rp100 billion)	260	480
Total	1,051	1,156
Provision for obsolescence	(54)	(60)
Net	997	1,096